Putnam
Europe
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce the addition of Joshua Byrne to your fund's management team. Joshua is a Senior Vice President in Putnam's Global Core Equity Group. He joined Putnam in 1992 and has a total of 13 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000


REPORT FROM FUND MANAGEMENT

Omid Kamshad
Nigel P. Hart
Nicholas J. A. Melhuish
Joshua L. Byrne

During the past year European markets have begun to fulfill much of the promise that we have seen for several years as managers of Putnam Europe Growth Fund. Many industries are now undergoing consolidation, governments continue to push through structural reforms to revitalize business activity, and a cyclical upswing in the economy has improved investment conditions. These factors have combined to drive the performance of your portfolio, which achieved a strong result for the fiscal year that ended June 30, 2000.

Total return for 12 months ended 6/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   24.07%  16.91%   23.23%  18.23%   23.20%  22.20%   23.58%  19.25%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* EUROPEAN COMPANIES HELP TO POWER GLOBAL RALLY

The past year was an unusual one for international investors because during this period, sector strategies mattered more than country weightings. This represented a departure from the previous few years, in which country selection played the more important role. During the past year, fund performance depended on investments in technology, media, and telecommunications, the three sectors that led all others by far. Because these sectors experienced substantial volatility in the past 12 months, the timing of investments mattered as much as their size. As the fiscal year opened, in fact, these sectors were fairly weak, but they took off in the late summer and early fall, achieving gigantic gains until March 2000, at which point investors began to take profits.

European stocks not only participated in this global rally but also helped to drive it. Europe is home to many of the world's dominant telecommunications and media companies. Wireless telephone service in Europe, for example, is more advanced than in the United States. As The Wall Street Journal states, "At the moment, any European (or Japanese) cell-phone user who visits America travels back in time about five years" (June 26, 2000). In the media sector, European television companies are benefiting from deregulation, while advertising companies such as the United Kingdom's WPP Group are helping many new technology companies develop global brand names.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS *

United Kingdom           30.7%

France                   20.7%

Netherlands              13.1%

Switzerland               7.2%

Germany                   6.3%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


Fortunately, the top-down component of our stock selection process involves sector analysis as well as country analysis. For most of the period, the fund had large investments in these sectors. Some of the fund's top telecommunications holdings have included Mannesmann, Ericsson, Telecom Italia Mobile; top media companies included Televison Francaise, Havas Advertising, and Granada Group; and technology holdings included STMicroelectronics and Nokia.

In the first quarter of 2000, we also made a strategic shift, reducing the fund's exposure to traditional fixed-line telephone companies and investing more in energy and financial services stocks, while maintaining the fund's holdings in wireless telecommunications companies. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* EUROPEAN TELECOMS IN STRUCTURAL SHIFT

The European telecommunications sector has undertaken great changes in the past 12 months. Companies are competing to dominate the growth industry of wireless and position themselves for global expansion. The biggest story was the takeover battle involving Mannesmann and Vodafone Group. Your fund owned both stocks. The battle originated late in 1999, when Mannesmann decided to buy Orange, Vodafone's largest U.K. competitor. Vodafone responded with a hostile bid for Mannesmann. The ensuing struggle helped both stocks appreciate, and national governments did not interfere. Vodafone emerged as the dominant partner and should emerge as Europe's dominant wireless service company.

"One solid choice is Putnam European Growth. The fund's management team invests in firms that appear undervalued relative to their growth rates, return on capital, and other metrics. That's kept the fund mostly away from tech stocks, which recently made up 17.6% percent of assets."

-- The Boston Sunday Globe, July 2, 2000


Telecommunication services, as well as the industry structure, are changing. Wireless handheld messaging devices made by companies such as Nokia, one of the fund's largest holdings, are being rolled out in Europe and Asia. In essence, these devices allow people to use wireless phones to send e-mail and access the Internet. They are already becoming widespread in Scandinavian countries, where people use them for everything from ordering tickets to debiting a bank account.

* BULLISH OUTLOOK FOR ENERGY, FINANCIALS SECTORS

Near the middle of the fiscal period, we began to build up larger positions in energy companies. Our reasoning was based on both short-term cyclical factors, such as rising prices for oil and natural gas, and the strategic changes occurring within the industry. Among our top holdings were TotalFina Elf, of France, and Ente Nazionale Idrocarburi of Italy. We also had a significant position in BP Amoco. BP Amoco is one of the top three oil companies in the world. It is a leader in controlling production costs and is expanding strategically in North America, where the old British Petroleum has taken over Amoco and is in the process of acquiring Atlantic Richfield.

We are upbeat on the outlook for TotalFina Elf, a company that is the product of a three-way combination undertaken over the past two years involving Total, Elf Aquitaine, and Petrofina of Belgium. This merger offers huge cost savings; for years these formerly separate companies had built refineries in close proximity to each other, and combining them will conserve capacity and increase efficiencies. There are also downstream synergies, in that these companies will no longer compete at the retail level by building rival filling stations.


"Globalization spreads ideas as well as products -- and this time it's Europe doing the catching up. Just as American managers in the 1980s read all those articles in the Harvard Business Review glorifying lean Japanese production, European managers are now copying American tricks like re-engineering."

-- The Wall Street Journal, June 26, 2000


In addition to building up energy stocks, we also added to many positions in financial services companies. Our research has concluded that the outlook for insurance companies is particularly strong. This industry had been out of favor for some time, because of increasing problems in the property and casualty areas during the mid-1990s. During the period, we added significantly to an existing holding, ING of the Netherlands. It is, in our view, one of the best-managed life insurance companies in the world, and it also manages a lucrative banking franchise in Europe. The stock's recent valuations were quite attractive. We have also built a substantial position in Investor, a Swedish holding company that is minority controlled by the Wallenberg families. Investor has extensive holdings in companies across Europe which we believe are not fully reflected in the stock's price. Company management is firmly committed to unlocking the value of the company's assets in a way that can help the stock appreciate.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone AirTouch PLC
United Kingdom
Communication services

TotalFina Elf S.A.
France
Energy

Nokia Oyj
Finland
Technology

Philips Electronics
Netherlands
Technology

Shell Transportation & Trading
United Kingdom
Energy

BP Amoco PLC
United Kingdom
Energy

Aventis S.A.
France
Health care

Telefonaktiebolaget L.M. Ericsson
Sweden
Technology

Internationale Nederlanden
Groep (ING)
Netherlands
Financial

Allianz AG
Germany
Financial

Footnote reads:
These holdings represent 33.9% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


* SOLID GROWTH SHOULD HELP STOCKS AND EURO

With continuing growth in the European region, we currently expect that both growth companies and companies more sensitive to the economic cycle will continue to achieve solid profits. The weakness of the euro has persisted as investors have poured money into U.S. stocks. Stronger growth in Europe may yet stabilize the euro, avoiding imported inflation. Now with the U.S. economy slowing, European growth levels may soon match those in the United States.

Our fundamental research leads us to anticipate strong results for companies involved in wireless communications, media, energy, and financials in particular. With its broadly diversified portfolio, your fund remains invested in all major sectors, of course. Diversification is a consistent feature of the fund, because our fundamental research targets growing companies with attractive stock prices, while our top-down research strives to set optimal weights for market and sector exposures. With this investment process, the fund can capitalize as European companies continue to demonstrate their potential for healthy growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Europe Growth Fund is designed for investors seeking capital appreciation through investments primarily in common stocks and other securities of European companies.

TOTAL RETURN FOR PERIODS ENDED 06/30/00

                     Class A         Class B         Class C        Class M
(inception dates)   (9/7/90)        (2/1/94)        (7/26/99)      (12/1/94)
                   NAV     POP     NAV    CDSC     NAV     CDSC   NAV     POP
------------------------------------------------------------------------------
1 year           24.07%  16.91%  23.23%  18.23%  23.20%  22.20%  23.58%  19.25%
------------------------------------------------------------------------------
5 years         146.35  132.13  137.69  135.69  137.30  137.30  141.04  132.67
Annual average   19.76   18.34   18.91   18.70   18.87   18.87   19.24   18.40
------------------------------------------------------------------------------
Life of fund    343.11  317.56  312.00  312.00  311.54  311.54  324.22  309.16
Annual average   16.39   15.68   15.53   15.53   15.51   15.51   15.87   15.44
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                               MSCI Europe         Consumer
                                  Index          price index
------------------------------------------------------------
1 year                            15.10%            3.67%
------------------------------------------------------------
5 years                          133.20            12.98
Annual average                    18.44             2.47
------------------------------------------------------------
Life of fund                     257.22            30.93
Annual average                    13.83             2.78
------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 9/7/90

              Fund's class A     MSCI Europe     Consumer price
Date           shares at POP        Index            index

9/7/90             9,425           10,000           10,000
6/30/91            9,792            9,318           10,334
6/30/92           11,662           11,416           10,653
6/30/93           11,743           11,129           10,973
6/30/94           14,027           12,896           11,246
6/30/95           16,950           15,318           11,588
6/30/96           19,970           17,567           11,915
6/30/97           25,659           22,836           12,188
6/30/98           34,696           31,299           12,386
6/30/99           33,657           31,036           12,629
6/30/00          $41,756          $35,722          $13,093

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $41,200 and $41,154, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $42,422 ($40,916 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/00

                         Class A      Class B      Class C    Class M
-------------------------------------------------------------------------
Distributions (number)      1            1            1          1
-------------------------------------------------------------------------
Income                   $0.188       $0.020       $0.164     $0.005
-------------------------------------------------------------------------
Capital gains
  Long-term               0.037        0.037        0.037      0.037
-------------------------------------------------------------------------
  Short-term                --           --           --         --
-------------------------------------------------------------------------
  Total                  $0.225       $0.057       $0.201     $0.042
-------------------------------------------------------------------------
Share value:          NAV     POP       NAV          NAV    NAV     POP
-------------------------------------------------------------------------
6/30/99             $21.72  $23.05    $21.14         --   $21.48  $22.26
-------------------------------------------------------------------------
7/26/99*               --      --        --        $21.68    --     --
-------------------------------------------------------------------------
6/30/00              26.71   28.34     25.99        26.56  26.50   27.46
-------------------------------------------------------------------------

*Inception date of class C shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International Europe Index (MSCI Europe) is an unmanaged list of equity securities originating in one of the 15 European countries, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended June 30, 2000

To the Trustees and Shareholders of
Putnam Europe Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Europe Growth Fund (the "fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000




THE FUND'S PORTFOLIO
June 30, 2000


COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Denmark (0.8%)
-------------------------------------------------------------------------------------------------------------------
            250,634 Tele Danmark A.S.                                                              $     16,943,000

Finland (4.5%)
-------------------------------------------------------------------------------------------------------------------
            178,747 Elisa Communications Oyj                                                              8,222,934
             26,600 Helsingin Puhelin Oyj                                                                 2,615,627
          1,589,871 Nokia Oyj AB Class A                                                                 81,443,495
                                                                                                   ----------------
                                                                                                         92,282,056

France (20.7%)
-------------------------------------------------------------------------------------------------------------------
            732,647 Aventis S.A.                                                                         53,680,811
            257,929 Axa S.A.                                                                             40,787,860
            207,529 BNP Paribas                                                                          20,048,696
             52,424 Bouygues S.A.                                                                        35,170,213
            284,604 France Telecom S.A.                                                                  39,932,719
            755,307 Havas Advertising S.A.                                                               17,337,075
            122,850 Liberty Surf Group S.A. (NON)                                                         4,001,964
             22,165 Publicis S.A.                                                                         8,730,847
            722,877 Rhodia S.A.                                                                          12,193,374
            750,492 Sanofi-Synthelabo S.A.                                                               35,891,649
            244,295 Schneider Electric S.A.                                                              17,091,660
            264,790 Societe Television Francaise                                                         18,525,556
            292,544 STMicroelectronics N.V. ADR                                                          18,777,668
            606,342 Total Fina Elf S.A. Class B                                                          93,327,579
            139,763 Vivendi S.A.                                                                         12,383,572
                                                                                                   ----------------
                                                                                                        427,881,243

Germany (6.3%)
-------------------------------------------------------------------------------------------------------------------
            132,138 Allianz AG                                                                           48,123,603
            518,420 Bayerische Motoren Werke (BMW) AG                                                    15,700,578
            719,920 Deutsche Lufthansa AG                                                                16,904,298
                696 Marschollek, Lautenschlaeger und Partner AG                                             349,532
            123,384 ProSieben Media AG                                                                   15,490,911
            215,530 Siemens AG                                                                           32,533,822
                                                                                                   ----------------
                                                                                                        129,102,744

Ireland (1.9%)
-------------------------------------------------------------------------------------------------------------------
          1,095,849 CRH PLC                                                                              19,849,946
            357,798 Elan Corp. PLC ADR (NON)                                                             16,751,330
          2,101,788 Jefferson Smurfit Group PLC                                                           3,578,561
                                                                                                   ----------------
                                                                                                         40,179,837

Italy (4.5%)
-------------------------------------------------------------------------------------------------------------------
          1,362,683 Alleanza Assicurazioni                                                               18,218,636
          2,306,500 Banca Intesa SpA                                                                     10,367,478
          1,099,250 Bipop-Carire SpA (REL)                                                                8,681,015
            732,000 Bulgari SpA                                                                           9,821,683
          4,200,450 Ente Nazionale Idrocarburi (ENI) SpA                                                 24,355,553
            661,731 Mediaset SpA                                                                         10,147,248
            555,200 Riunione Adriatica di Sicurta SpA                                                     6,119,192
            850,763 Telecom Italia SpA                                                                    5,666,830
                                                                                                   ----------------
                                                                                                         93,377,635

Netherlands (13.1%)
-------------------------------------------------------------------------------------------------------------------
            558,198 Aegon N.V.                                                                           19,938,591
            730,085 Akzo-Nobel N.V.                                                                      31,137,249
            279,232 Gucci Group N.V.                                                                     26,457,232
            521,539 Hagemeyer N.V.                                                                       14,435,465
            746,405 Internationale Nederlanden Groep (ING) N.V.                                          50,647,102
            578,502 Koninklijke Ahold N.V.                                                               17,093,272
          1,631,567 Philips Electronics N.V.                                                             77,246,474
            271,919 Versatel Telecom International N.V. (NON)                                            11,466,715
            822,917 Wolters Kluwer N.V.                                                                  22,004,274
                                                                                                   ----------------
                                                                                                        270,426,374

Spain (2.7%)
-------------------------------------------------------------------------------------------------------------------
            170,476 Acciona S.A. (NON)                                                                    6,519,030
            314,916 Telefonica Publicidad e Informacion S.A.                                              2,984,955
          2,154,447 Telefonica S.A.                                                                      46,458,495
                                                                                                   ----------------
                                                                                                         55,962,480

Sweden (5.8%)
-------------------------------------------------------------------------------------------------------------------
          2,054,052 Investor AB                                                                          28,235,600
            368,139 NetCom AB (NON)                                                                      27,339,549
            486,073 SKF AB                                                                                8,178,846
            382,898 Tele1 Europe Holding AB ADR (NON)                                                     4,717,429
          2,572,727 Telefonaktiebolaget LM Ericsson Class B                                              51,213,879
                                                                                                   ----------------
                                                                                                        119,685,303

Switzerland (7.2%)
-------------------------------------------------------------------------------------------------------------------
            108,780 ABB AG                                                                               13,065,511
             14,770 Compagnie Financiere Richemont AG                                                    39,932,425
              3,256 Julius Baer Holdings AG                                                              12,919,045
              7,090 Nestle S.A.                                                                          14,240,188
             40,172 Serono S.A. Class B                                                                  33,608,465
             15,523 Swatch Group AG (The) (NON)                                                          19,804,812
              7,400 Swiss Reinsurance Co.                                                                15,135,950
                                                                                                   ----------------
                                                                                                        148,706,396

United Kingdom (30.7%)
-------------------------------------------------------------------------------------------------------------------
            505,421 3i Group PLC                                                                         10,395,734
          4,075,475 Aegis Group PLC                                                                      11,997,210
          1,121,997 ARM Holdings PLC (NON)                                                               12,022,849
          1,209,036 BOC Group PLC (NON)                                                                  17,383,822
          7,044,447 BP Amoco PLC                                                                         67,595,625
          1,834,858 Carlton Communications PLC                                                           23,604,989
          1,576,235 Compass Group PLC                                                                    20,766,924
          1,308,836 Cordiant Communications Group PLC                                                     7,388,844
            972,930 EMAP PLC                                                                             15,652,989
          1,956,087 EMI Group PLC                                                                        17,763,226
          3,703,995 Granada Group PLC                                                                    36,999,576
            878,874 Hays PLC                                                                              4,901,698
          2,321,802 HSBC Holdings PLC                                                                    26,548,628
            710,300 Hit Entertainment PLC 144A                                                            4,676,420
             45,500 IQE, Inc. PLC 144A                                                                    3,580,941
          1,444,694 Marconi PLC                                                                          18,804,282
          2,014,057 Misys PLC                                                                            17,009,376
          1,331,819 Royal Bank of Scotland Group PLC                                                     22,293,731
          1,233,533 Sage Group (The) PLC                                                                  9,988,194
          1,758,810 Scottish Power PLC                                                                   14,906,970
          8,621,784 Shell Transportation & Trading                                                       71,965,622
          1,247,288 Smiths Industries PLC                                                                16,234,825
            827,279 Standard Chartered PLC                                                               10,304,674
          1,437,141 Trinity PLC                                                                          12,898,420
         26,045,291 Vodafone AirTouch PLC                                                               105,250,193
          1,172,800 WPP Group PLC                                                                        17,129,067
          2,337,842 Williams PLC                                                                         13,622,542
            465,545 Zeneca Group PLC                                                                     21,736,983
                                                                                                   ----------------
                                                                                                        633,424,354
                                                                                                   ----------------
                    Total Common Stocks  (cost $1,597,044,560)                                     $  2,027,971,422

SHORT-TERM INVESTMENTS (2.5%) (a) (cost $51,524,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   51,524,000 Interest in $750,000,000 joint repurchase agreement dated June 30, 2000 with Goldman Sachs and
                    Co. due July 3, 2000 with respect to various
                    U.S. Treasury obligations -- maturity value of
                    $51,551,909 for an effective yield of 6.5%                                     $     51,524,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,648,568,560) (b)                                    $  2,079,495,422
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,064,353,807.

  (b) The aggregate identified cost on a tax basis is $1,651,578,189, resulting in gross unrealized appreciation and depreciation of $489,909,753 and $61,992,520, respectively, or net unrealized appreciation of $427,917,233.

(NON) Non-income-producing security.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at June 30, 2000 (as a percentage of net assets):

          Financial                15.5%
          Technology               15.2
          Communication services   13.0
          Energy                   12.5
          Consumer cyclicals       11.0

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,648,568,560) (Note 1)                                    $2,079,495,422
-------------------------------------------------------------------------------------------
Cash                                                                                114,361
-------------------------------------------------------------------------------------------
Foreign currency (cost $4,843)                                                        5,024
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         2,844,030
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           10,692,008
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   26,416,693
-------------------------------------------------------------------------------------------
Total assets                                                                  2,119,567,538

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 2,204
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 41,679,902
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        7,908,616
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,430,908
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          630,962
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        58,351
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,721
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,440,746
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               57,321
-------------------------------------------------------------------------------------------
Total liabilities                                                                55,213,731
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,064,353,807

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,473,809,905
-------------------------------------------------------------------------------------------
Undistributed net investment income                                                 100,512
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                      159,661,820
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                               430,781,570
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,064,353,807

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,094,310,540 divided by 40,965,150 shares)                                        $26.71
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $26.71)*                              $28.34
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($877,126,126 divided by 33,746,793 shares)**                                        $25.99
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($13,500,879 divided by 508,241 shares)**                                            $26.56
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($79,416,262 divided by 2,996,592 shares)                                            $26.50
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $26.50)*                              $27.46
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,587,917)                                   $ 28,636,815
-------------------------------------------------------------------------------------------
Interest                                                                          1,923,982
-------------------------------------------------------------------------------------------
Total investment income                                                          30,560,797

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 13,258,660
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    4,143,606
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    49,517
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     19,193
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,454,652
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             8,469,925
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                56,952
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               642,473
-------------------------------------------------------------------------------------------
Other                                                                               913,991
-------------------------------------------------------------------------------------------
Total expenses                                                                   30,008,969
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,353,401)
-------------------------------------------------------------------------------------------
Net expenses                                                                     28,655,568
-------------------------------------------------------------------------------------------
Net investment income                                                             1,905,229
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                174,228,113
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (586,097)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                   74,753
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                      227,387,510
-------------------------------------------------------------------------------------------
Net gain on investments                                                         401,104,279
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $403,009,508
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                        Year ended June 30
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $1,905,229       $6,302,471
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         173,642,016       11,887,118
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                    227,462,263      (67,165,107)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       403,009,508      (48,975,518)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (7,156,559)      (8,081,573)
--------------------------------------------------------------------------------------------------
   Class B                                                               (701,242)      (3,212,251)
--------------------------------------------------------------------------------------------------
   Class C                                                                (26,075)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                (18,373)      (2,085,646)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                             (1,408,472)     (33,386,409)
--------------------------------------------------------------------------------------------------
   Class B                                                             (1,297,297)     (29,928,941)
--------------------------------------------------------------------------------------------------
   Class C                                                                 (5,883)              --
--------------------------------------------------------------------------------------------------
   Class M                                                               (135,958)      (9,042,716)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                                     --       (4,505,495)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (4,038,909)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (1,220,314)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (120,232,775)     469,025,201
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          272,026,874      324,547,429

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,792,326,933    1,467,779,504
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $100,512 and $6,683,630, respectively)                   $2,064,353,807   $1,792,326,933
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.72       $23.68       $18.96       $15.91       $13.88
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .11          .16          .31          .24          .24
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              5.11         (.91)        5.91         4.07         2.19
------------------------------------------------------------------------------------------------
Total from
investment operations                   5.22         (.75)        6.22         4.31         2.43
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.21)        (.37)        (.20)          --
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.12)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                     (.23)       (1.21)       (1.50)       (1.26)        (.40)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $26.71       $21.72       $23.68       $18.96       $15.91
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 24.07        (2.99)       35.22        28.49        17.82
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,094,311     $903,697     $791,871     $313,492     $127,980
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.21         1.23         1.32         1.45         1.47
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .46          .72         1.46         1.43         1.59
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (d) Net investment income and distributions from net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.14       $23.11       $18.56       $15.64       $13.75
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.07)          --(d)       .14          .13          .14
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              4.98         (.88)        5.80         3.97         2.15
------------------------------------------------------------------------------------------------
Total from
investment operations                   4.91         (.88)        5.94         4.10         2.29
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.09)        (.26)        (.12)          --
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.12)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                     (.06)       (1.09)       (1.39)       (1.18)        (.40)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $25.99       $21.14       $23.11       $18.56       $15.64
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 23.23        (3.66)       34.26        27.51        16.95
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $877,126     $790,680     $633,294     $261,454      $90,126
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.96         1.98         2.07         2.20         2.23
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.30)        (.01)         .69          .76          .96
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (d) Net investment income and distributions from net investment income were less than $0.01 per share.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------
                                   For the period
Per-share                          July 26, 1999+
operating performance                to June 30
----------------------------------------------------
                                        2000
----------------------------------------------------
Net asset value,
beginning of period                   $21.68
----------------------------------------------------
Investment operations
----------------------------------------------------
Net investment income (loss)(a)         (.02)
----------------------------------------------------
Net realized and unrealized
gain (loss) on investments              5.10
----------------------------------------------------
Total from
investment operations                   5.08
----------------------------------------------------
Less distributions:
----------------------------------------------------
From net
investment income                       (.16)
----------------------------------------------------
From net realized gain
on investments                          (.04)
----------------------------------------------------
In excess of net realized gain
on investments                            --
----------------------------------------------------
Total distributions                     (.20)
----------------------------------------------------
Net asset value,
end of period                         $26.56
----------------------------------------------------

Ratios and supplemental data
----------------------------------------------------
Total return at
net asset value (%)(b)                 23.06*
----------------------------------------------------
Net assets, end of period
(in thousands)                       $13,501
----------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.82*
----------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.08)*
----------------------------------------------------
Portfolio turnover (%)                110.71
----------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (d) Net investment income and distributions from net investment income were less than $0.01 per share.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.48       $23.51       $18.85       $15.86       $13.90
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)         .02          .20          .19          .24
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              5.08         (.85)        5.89         4.03         2.12
------------------------------------------------------------------------------------------------
Total from
investment operations                   5.06         (.83)        6.09         4.22         2.36
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                         --(d)      (.20)        (.30)        (.17)          --
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.04)        (.88)       (1.13)       (1.06)        (.40)
------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.12)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                     (.04)       (1.20)       (1.43)       (1.23)        (.40)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $26.50       $21.48       $23.51       $18.85       $15.86
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 23.58        (3.37)       34.56        27.91        17.28
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $79,416      $97,950      $42,614      $15,811       $4,047
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.71         1.73         1.82         1.95         2.02
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.08)         .07          .99         1.10         1.59
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                110.71        65.08        48.86        55.45        38.85
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (d) Net investment income and distributions from net investment income were less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
June 30, 2000

Note 1
Significant accounting policies

Putnam Europe Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of European companies.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals and foreign taxes. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2000, the fund reclassified $586,098 to decrease undistributed net investment income, with an increase to accumulated net realized gains of $586,098. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 2000, fund expenses were reduced by $1,353,401 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,012 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $395,886 and $395,780 from the sale of class A and class M shares, respectively, and received $1,535,435 and $1,187 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $34,864 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,058,497,706 and $2,171,134,817, respectively. There were no purchases and sales of U.S. government obligations.

NOTE 4

Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,361,561      $1,130,028,953
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  307,502           7,794,679
---------------------------------------------------------------------------
                                            45,669,063       1,137,823,632

Shares
repurchased                                (46,311,925)     (1,146,251,509)
---------------------------------------------------------------------------
Net decrease                                  (642,862)     $   (8,427,877)
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 68,151,339      $1,483,701,940
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,995,595          41,787,368
---------------------------------------------------------------------------
                                            70,146,934       1,525,489,308

Shares
repurchased                                (61,985,227)     (1,347,029,128)
---------------------------------------------------------------------------
Net increase                                 8,161,707      $  178,460,180
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,225,591        $175,526,702
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   72,197           1,787,475
---------------------------------------------------------------------------
                                             7,297,788         177,314,177

Shares
repurchased                                (10,947,778)       (263,217,657)
---------------------------------------------------------------------------
Net decrease                                (3,649,990)       $(85,903,480)
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 22,405,603        $483,946,091
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,616,996          33,083,649
---------------------------------------------------------------------------
                                            24,022,599         517,029,740

Shares
repurchased                                (14,033,529)       (296,361,954)
---------------------------------------------------------------------------
Net increase                                 9,989,070        $220,667,786
---------------------------------------------------------------------------

                                               For the period July 26, 1999
                                            (commencement of operations) to
                                                              June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    799,469         $20,027,714
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,156              29,235
---------------------------------------------------------------------------
                                               800,625          20,056,949

Shares
repurchased                                   (292,384)         (7,280,433)
---------------------------------------------------------------------------
Net increase                                   508,241         $12,776,516
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,677,133        $115,254,957
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,524              63,628
---------------------------------------------------------------------------
                                             4,679,657         115,318,585

Shares
repurchased                                 (6,242,590)       (153,996,519)
---------------------------------------------------------------------------
Net decrease                                (1,562,933)       $(38,677,934)
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 22,977,103        $505,100,716
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   98,706           2,049,124
---------------------------------------------------------------------------
                                            23,075,809         507,149,840

Shares
repurchased                                (20,329,254)       (437,252,605)
---------------------------------------------------------------------------
Net increase                                 2,746,555        $ 69,897,235
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $117,840,129 as capital gain, for its taxable year ended June 30, 2000.

For the period, interest and dividends from foreign countries were $32,224,732 or $.412 per share (for all classes of shares). Taxes paid to foreign countries were $3,587,916 or $.046 per share (for all classes of shares).

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President and Fund Manager

Nigel P. Hart
Vice President and Fund Manager

Nicholas A.J. Melhuish
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Europe Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN005-63289  057/234/688  8/00